Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Innovator U.S. Equity 10 Buffer ETF - Quarterly
Prospectus [Line Items]
Annual Return [Percent]	9.23%	12.20%